FVM - Movements of level 3 instruments - Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	$ 300,916
Balance at the end of period	333,381	$ 300,916
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	17,357
Balance at the end of period	13,015	17,357
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	2,200	3,500
Total gains / losses included in comprehensive income - Net gains / losses included in income	(800)	200
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(400)	0
Purchases	0	0
Sales	(0)	(0)
Issuances	1,100	900
Settlements	(900)	(1,800)
Transfers into Level 3	300	0
Transfers out of Level 3	(200)	(500)
Foreign currency translation	(100)	0
Balance at the end of period	1,700	2,200
Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	300	500
Total gains / losses included in comprehensive income - Net gains / losses included in income	(300)	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	100	0
Settlements	(0)	(100)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	100	300
Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	1,500	2,300
Total gains / losses included in comprehensive income - Net gains / losses included in income	(400)	300
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(300)	100
Purchases	0	0
Sales	(0)	(0)
Issuances	800	800
Settlements	(700)	(1,500)
Transfers into Level 3	100	0
Transfers out of Level 3	(200)	(400)
Foreign currency translation	0	0
Balance at the end of period	1,200	1,500
Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	300	500
Total gains / losses included in comprehensive income - Net gains / losses included in income	(100)	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	100	0
Settlements	(100)	(0)
Transfers into Level 3	100	0
Transfers out of Level 3	(0)	(100)
Foreign currency translation	0	0
Balance at the end of period	300	300
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	14,200	11,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	(2,200)	700
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(1,800)	600
Purchases	0	0
Sales	(0)	(0)
Issuances	4,700	8,000
Settlements	(3,100)	(4,200)
Transfers into Level 3	700	200
Transfers out of Level 3	(3,400)	(1,200)
Foreign currency translation	(300)	(200)
Balance at the end of period	10,500	14,200
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	800	700
Total gains / losses included in comprehensive income - Net gains / losses included in income	(100)	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	400
Settlements	(100)	(200)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	700	800
UBS AG
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	300,916
Balance at the end of period	333,382	300,916
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	17,357
Balance at the end of period	13,015	17,357
UBS AG | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	2,200	3,500
Total gains / losses included in comprehensive income - Net gains / losses included in income	(800)	200
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(400)	0
Purchases	0	0
Sales	(0)	(0)
Issuances	1,100	900
Settlements	(900)	(1,800)
Transfers into Level 3	300	0
Transfers out of Level 3	(200)	(500)
Foreign currency translation	(100)	0
Balance at the end of period	1,700	2,200
UBS AG | Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	300	500
Total gains / losses included in comprehensive income - Net gains / losses included in income	(300)	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	100	0
Settlements	(0)	(100)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	100	300
UBS AG | Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	1,500	2,300
Total gains / losses included in comprehensive income - Net gains / losses included in income	(400)	300
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(300)	100
Purchases	0	0
Sales	(0)	(0)
Issuances	800	800
Settlements	(700)	(1,500)
Transfers into Level 3	100	0
Transfers out of Level 3	(200)	(400)
Foreign currency translation	0	0
Balance at the end of period	1,200	1,500
UBS AG | Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	300	500
Total gains / losses included in comprehensive income - Net gains / losses included in income	(100)	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	100	0
Settlements	(100)	(0)
Transfers into Level 3	100	0
Transfers out of Level 3	(0)	(100)
Foreign currency translation	0	0
Balance at the end of period	300	300
UBS AG | Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	11,900	9,600
Total gains / losses included in comprehensive income - Net gains / losses included in income	(1,300)	700
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(900)	600
Purchases	0	0
Sales	(0)	(0)
Issuances	4,700	7,100
Settlements	(3,100)	(4,200)
Transfers into Level 3	700	100
Transfers out of Level 3	(3,300)	(1,200)
Foreign currency translation	(300)	(200)
Balance at the end of period	9,200	11,900
UBS AG | Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	3,200	2,100
Total gains / losses included in comprehensive income - Net gains / losses included in income	(1,000)	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(1,000)	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	1,300
Settlements	(100)	(200)
Transfers into Level 3	100	0
Transfers out of Level 3	(200)	(0)
Foreign currency translation	0	0
Balance at the end of period	$ 2,000	$ 3,200